Note 3 - New Accounting Standards	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]	NOTE 3 – NEW ACCOUNTING STANDARDS Accounting Standards Issued but Not Yet Adopted No applicable and significant upcoming standards were noted by the Company.